Other Comprehensive Income (Loss) - Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Loss (Detail) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gain (loss) on sale of securities									$ 94,000	$ 32,000	$ (413,000)
Other operating expenses									(9,096,000)	(9,288,000)	(7,335,000)
Income tax expense									(4,940,000)	(5,683,000)	(2,640,000)
Net income	$ 10,173,000	$ 7,682,000	$ 6,504,000	$ 7,833,000	$ 7,841,000	$ 7,708,000	$ 8,660,000	$ 9,669,000	32,192,000	33,878,000	14,139,000
Reclassification out of Accumulated Other Comprehensive Loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income									(154,000)	(98,000)	(443,000)
Unrealized Gains (Losses) on Available-for-Sale Securities [Member] | Reclassification out of Accumulated Other Comprehensive Loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gain (loss) on sale of securities									94,000	32,000	(413,000)
Income tax expense									(20,000)	(7,000)	87,000
Net income									74,000	25,000	(326,000)
Accumulated Defined Benefit Plans Adjustment, Actuarial Losses [Member] | Reclassification out of Accumulated Other Comprehensive Loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other operating expenses									(289,000)	(156,000)	(149,000)
Income tax expense									61,000	33,000	32,000
Net income									$ (228,000)	$ (123,000)	$ (117,000)